Condensed Consolidated Balance Sheets (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current assets
Cash	$ 79,625	$ 43,780	$ 50,356
Accounts receivable, net of allowance for doubtful accounts of $1,863 and $4,899, respectively	150,547	404,713	37,991
Inventory	375,254	236,150	68,840
Prepaid expenses	112,365	47,148	3,850
Total current assets	717,791	731,791	161,037
Equipment, net	2,184	1,842	1,371
Intangible assets, net	46,912	55,414	24,302
Deferred financing fees	94,264	198,538	0
TOTAL ASSETS	861,151	987,585	186,710
Current liabilities
Accounts payable and accrued liabilities	588,159	306,467	103,222
Related party payables	0	13,916	62,610
Note payable	75,000	0	59,308
Current portion of long term debt	1,989	483,950
Derivative liability	603,300	0
Convertible promissorry notes		483,950	0
Total current liabilities	1,268,448	804,333
Convertible promissory notes	489,104	0
TOTAL LIABILITIES	1,757,552	804,333	225,140
STOCKHOLDERS' EQUITY (DEFICIENCY)
Common stock Authorized 100,000,000 common shares, par value $0.001 per share (January 31, 2013: 100,000,000 common shares, par value $0.001 per share) Issued and outstanding 31,904,000 common shares (January 31, 2013: 28,522,000)	31,904	28,522	638,972
Common stock to be issued	3,750	3,750	0
Share subscriptions receivable	(200,000)	0
Accumulated paid-in capital	3,955,836	2,158,151	0
Accumulated deficit	(4,681,646)	(2,000,926)	(667,930)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(9,472)
Total stockholders' equity (deficiency)	(896,401)	183,252	(38,430)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 861,151	$ 987,585	$ 186,710